Schedule of investments
Delaware VIP® Trust  —  Delaware VIP High Yield Series
September 30, 2020 (Unaudited)
	Principal amount°	Value (US $)
Convertible Bond — 0.13%
PDC Energy 1.125% exercise price $85.39, maturity date 9/15/21	255,000	$244,379
Total Convertible Bond (cost $245,119)		244,379

Corporate Bonds — 88.11%
Banking — 3.00%
Barclays 6.125% μ, ψ	915,000	929,765
Deutsche Bank 6.00% μ, ψ	800,000	692,000
Natwest Group 8.625% μ, ψ	1,385,000	1,422,700
Popular 6.125% 9/14/23	2,360,000	2,498,402
		5,542,867
Basic Industry — 10.14%
Allegheny Technologies 5.875% 12/1/27	1,385,000	1,333,513
Avient 144A 5.75% 5/15/25 #	1,287,000	1,365,829
Blue Cube Spinco 10.00% 10/15/25	340,000	360,187
Boise Cascade 144A 4.875% 7/1/30 #	896,000	963,200
Cemex 144A 7.375% 6/5/27 #	520,000	562,585
First Quantum Minerals
144A 6.875% 10/15/27 #	480,000	462,984
144A 7.25% 4/1/23 #	865,000	865,238
144A 7.50% 4/1/25 #	745,000	737,818

Freeport-McMoRan 5.45% 3/15/43	1,873,000	2,083,001
Hudbay Minerals
144A 6.125% 4/1/29 #	425,000	422,344
144A 7.625% 1/15/25 #	455,000	463,845

Intertape Polymer Group 144A 7.00% 10/15/26 #	760,000	800,706
Joseph T Ryerson & Son 144A 8.50% 8/1/28 #	335,000	353,425
Kraton Polymers 144A 7.00% 4/15/25 #	960,000	981,000
M/I Homes 4.95% 2/1/28	1,193,000	1,232,518
Mattamy Group
144A 4.625% 3/1/30 #	290,000	294,153
144A 5.25% 12/15/27 #	775,000	798,734
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Basic Industry (continued)
New Gold
144A 6.375% 5/15/25 #	210,000	$217,219
144A 7.50% 7/15/27 #	340,000	363,375
Novelis
144A 4.75% 1/30/30 #	255,000	249,386
144A 5.875% 9/30/26 #	445,000	457,794

Olin 5.00% 2/1/30	460,000	433,465
PowerTeam Services 144A 9.033% 12/4/25 #	1,185,000	1,253,878
Tronox 144A 6.50% 4/15/26 #	670,000	671,256
WESCO Distribution 144A 7.25% 6/15/28 #	595,000	652,763
WR Grace & Co. 144A 4.875% 6/15/27 #	340,000	351,755
		18,731,971
Capital Goods — 7.26%
ARD Finance PIK 144A 6.50% 6/30/27 #, *	820,000	816,761
Ardagh Packaging Finance 144A 5.25% 8/15/27 #	590,000	601,800
Berry Global 144A 5.625% 7/15/27 #	1,160,000	1,218,725
Bombardier
144A 7.50% 3/15/25 #	615,000	462,788
144A 7.875% 4/15/27 #	505,000	383,785

Energizer Holdings 144A 4.375% 3/31/29 #	755,000	764,437
EnPro Industries 5.75% 10/15/26	940,000	995,046
Griffon 5.75% 3/1/28	975,000	1,020,074
Mauser Packaging Solutions Holding 144A 5.50% 4/15/24 #	334,000	335,670
Reynolds Group Issuer 144A 4.00% 10/15/27 #	1,915,000	1,929,745
Spirit AeroSystems 144A 5.50% 1/15/25 #	808,000	814,565
Terex 144A 5.625% 2/1/25 #	500,000	496,250
Titan Acquisition 144A 7.75% 4/15/26 #	335,000	334,163

NQ-VIP-876 [9/20] 11/20 (1399562)    1

Schedule of investments
Delaware VIP® Trust  —  Delaware VIP High Yield Series
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Capital Goods (continued)
TransDigm
5.50% 11/15/27	1,025,000	$987,024
144A 6.25% 3/15/26 #	1,354,000	1,421,436
144A 8.00% 12/15/25 #	170,000	185,045

Vertical Holdco 144A 7.625% 7/15/28 #	200,000	211,750
Vertical US Newco 144A 5.25% 7/15/27 #	205,000	213,434
Welbilt 9.50% 2/15/24	226,000	232,074
		13,424,572
Communications — 11.40%
Altice Financing 144A 5.00% 1/15/28 #	620,000	602,990
Altice France Holding
144A 6.00% 2/15/28 #	1,890,000	1,806,169
144A 10.50% 5/15/27 #	904,000	1,006,265

C&W Senior Financing 144A 6.875% 9/15/27 #	1,221,000	1,271,458
Cablevision Lightpath
144A 3.875% 9/15/27 #	645,000	646,209
144A 5.625% 9/15/28 #	335,000	341,022

CenturyLink 144A 5.125% 12/15/26 #	1,470,000	1,512,402
Cincinnati Bell 144A 7.00% 7/15/24 #	1,140,000	1,177,056
Connect Finco 144A 6.75% 10/1/26 #	1,990,000	1,999,353
Frontier Communications 144A 8.00% 4/1/27 #, ‡	306,000	305,426
LCPR Senior Secured Financing 144A 6.75% 10/15/27 #	580,000	606,825
Level 3 Financing 144A 4.25% 7/1/28 #	1,045,000	1,062,055
Sprint
7.125% 6/15/24	405,000	466,507
7.625% 3/1/26	555,000	671,495
7.875% 9/15/23	1,650,000	1,893,581

Sprint Capital 8.75% 3/15/32	200,000	292,962
T-Mobile USA
6.00% 4/15/24	685,000	700,200
6.50% 1/15/26	1,189,000	1,243,991

	Principal amount°	Value (US $)

Corporate Bonds (continued)
Communications (continued)

Vodafone Group 7.00% 4/4/79 μ	725,000	$861,471
Windstream Escrow 144A 7.75% 8/15/28 #	1,033,000	1,017,505
Zayo Group Holdings 144A 6.125% 3/1/28 #	1,540,000	1,589,788
		21,074,730
Consumer Cyclical — 6.60%
Adient Global Holdings 144A 4.875% 8/15/26 #	255,000	243,366
Allison Transmission 144A 5.875% 6/1/29 #	785,000	850,049
Boyd Gaming 4.75% 12/1/27	965,000	948,894
Caesars Entertainment
144A 6.25% 7/1/25 #	575,000	600,159
144A 8.125% 7/1/27 #	975,000	1,034,772
Ford Motor
8.50% 4/21/23	680,000	742,284
9.00% 4/22/25	210,000	241,037
Ford Motor Credit
3.37% 11/17/23	515,000	508,241
4.125% 8/17/27	485,000	472,572
4.542% 8/1/26	510,000	508,664
5.584% 3/18/24	460,000	479,130
5.875% 8/2/21	425,000	433,766

General Motors Financial 5.70% μ, ψ	340,000	342,125
L Brands
144A 6.875% 7/1/25 #	660,000	713,796
144A 9.375% 7/1/25 #	385,000	442,269

MGM Resorts International 5.75% 6/15/25	1,166,000	1,225,087
Scientific Games International
144A 8.25% 3/15/26 #	778,000	815,511
144A 8.625% 7/1/25 #	445,000	465,181

Station Casinos 144A 5.00% 10/1/25 #	465,000	458,223
William Carter 144A 5.625% 3/15/27 #	635,000	664,369
		12,189,495
Consumer Non-Cyclical — 3.31%
JBS USA LUX
144A 5.50% 1/15/30 #	525,000	572,906
144A 6.50% 4/15/29 #	720,000	800,078

2    NQ-VIP-876 [9/20] 11/20 (1399562)

	Principal amount°	Value (US $)

Corporate Bonds (continued)
Consumer Non-Cyclical (continued)
Kraft Heinz Foods
5.00% 7/15/35	460,000	$530,344
5.20% 7/15/45	765,000	837,183

Pilgrim's Pride 144A 5.75% 3/15/25 #	945,000	963,900
Post Holdings 144A 5.50% 12/15/29 #	1,035,000	1,108,770
Spectrum Brands
144A 5.00% 10/1/29 #	995,000	1,034,800
144A 5.50% 7/15/30 #	255,000	269,503
		6,117,484
Energy — 12.01%
Apache
4.625% 11/15/25	335,000	319,925
4.875% 11/15/27	370,000	350,344

Cheniere Energy Partners 4.50% 10/1/29	965,000	991,045
CNX Resources 144A 7.25% 3/14/27 #	541,000	552,507
Continental Resources 5.00% 9/15/22	970,000	964,306
Crestwood Midstream Partners 144A 5.625% 5/1/27 #	1,140,000	1,021,178
DCP Midstream Operating 5.125% 5/15/29	1,085,000	1,070,559
EQM Midstream Partners 144A 6.50% 7/1/27 #	675,000	716,469
Genesis Energy 6.50% 10/1/25	1,480,000	1,271,875
Murphy Oil 5.875% 12/1/27	1,410,000	1,205,522
Murphy Oil USA 5.625% 5/1/27	855,000	911,481
NuStar Logistics
6.00% 6/1/26	1,340,000	1,346,077
6.375% 10/1/30	830,000	863,200
Occidental Petroleum
2.70% 2/15/23	911,000	835,843
3.00% 2/15/27	535,000	421,414
3.50% 8/15/29	510,000	391,884
6.625% 9/1/30	670,000	619,331
PDC Energy
5.75% 5/15/26	945,000	883,575
6.125% 9/15/24	941,000	898,655

Precision Drilling 144A 7.125% 1/15/26 #	1,725,000	1,115,626
Southwestern Energy 7.75% 10/1/27	1,438,000	1,398,311
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Energy (continued)
Targa Resources Partners
144A 4.875% 2/1/31 #	775,000	$751,983
5.375% 2/1/27	925,000	932,340

Western Midstream Operating 4.75% 8/15/28	935,000	903,266
WPX Energy
5.25% 10/15/27	1,025,000	1,042,107
5.875% 6/15/28	390,000	408,045
		22,186,868
Financial Services — 2.97%
AerCap Holdings 5.875% 10/10/79 μ	620,000	476,411
AerCap Ireland Capital DAC 6.50% 7/15/25	910,000	983,614
Ally Financial 8.00% 11/1/31	770,000	1,056,476
DAE Funding
144A 4.50% 8/1/22 #	250,000	247,812
144A 5.75% 11/15/23 #	1,675,000	1,693,844

Stena International 144A 6.125% 2/1/25 #	330,000	318,244
VistaJet Malta Finance 144A 10.50% 6/1/24 #	750,000	705,525
		5,481,926
Healthcare — 6.97%
Bausch Health 144A 6.25% 2/15/29 #	1,310,000	1,349,300
CHS
144A 8.00% 3/15/26 #	1,030,000	1,012,374
144A 8.125% 6/30/24 #	360,000	263,700

Encompass Health 4.75% 2/1/30	1,269,000	1,289,596
Hadrian Merger Sub 144A 8.50% 5/1/26 #	920,000	918,675
HCA
5.375% 2/1/25	585,000	641,444
5.875% 2/1/29	460,000	536,684
7.58% 9/15/25	580,000	694,550

Jaguar Holding II 144A 5.00% 6/15/28 #	850,000	888,250
Ortho-Clinical Diagnostics 144A 7.375% 6/1/25 #	950,000	966,031
Surgery Center Holdings 144A 10.00% 4/15/27 #	905,000	965,522
NQ-VIP-876 [9/20] 11/20 (1399562)    3

Schedule of investments
Delaware VIP® Trust  —  Delaware VIP High Yield Series
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Healthcare (continued)
Tenet Healthcare
144A 6.125% 10/1/28 #	960,000	$936,600
6.75% 6/15/23	510,000	536,010
6.875% 11/15/31	851,000	837,010

Verscend Escrow 144A 9.75% 8/15/26 #	950,000	1,035,300
		12,871,046
Insurance — 1.83%
GTCR AP Finance 144A 8.00% 5/15/27 #	368,000	391,230
HUB International 144A 7.00% 5/1/26 #	1,325,000	1,374,363
USI 144A 6.875% 5/1/25 #	1,585,000	1,609,750
		3,375,343
Media — 6.66%
CCO Holdings
144A 4.50% 8/15/30 #	2,040,000	2,144,652
144A 5.375% 6/1/29 #	995,000	1,079,466

Clear Channel Worldwide Holdings 9.25% 2/15/24	1,011,000	982,697
CSC Holdings
144A 4.625% 12/1/30 #	945,000	950,779
144A 5.75% 1/15/30 #	1,450,000	1,542,749

Cumulus Media New Holdings 144A 6.75% 7/1/26 #	945,000	877,040
Gray Television 144A 7.00% 5/15/27 #	900,000	976,849
Netflix 144A 4.875% 6/15/30 #	520,000	593,775
Nexstar Broadcasting
144A 4.75% 11/1/28 #	680,000	695,300
144A 5.625% 7/15/27 #	695,000	730,108

Sirius XM Radio 144A 4.125% 7/1/30 #	850,000	872,134
Terrier Media Buyer 144A 8.875% 12/15/27 #	845,000	852,922
		12,298,471
Real Estate — 1.44%
HAT Holdings I
144A 3.75% 9/15/30 #	705,000	710,288
144A 5.25% 7/15/24 #	660,000	689,073

	Principal amount°	Value (US $)

Corporate Bonds (continued)
Real Estate (continued)

Iron Mountain 144A 5.25% 7/15/30 #	595,000	$621,403
MGM Growth Properties Operating Partnership 5.75% 2/1/27	600,000	647,439
		2,668,203
Services — 5.18%
Clean Harbors 144A 5.125% 7/15/29 #	610,000	663,561
Covanta Holding
5.00% 9/1/30	365,000	368,851
6.00% 1/1/27	1,015,000	1,059,213

Gartner 144A 4.50% 7/1/28 #	765,000	802,447
GFL Environmental 144A 4.25% 6/1/25 #	520,000	526,175
Prime Security Services Borrower
144A 5.75% 4/15/26 #	1,030,000	1,103,743
144A 6.25% 1/15/28 #	1,270,000	1,287,666
Sabre GLBL
144A 7.375% 9/1/25 #	675,000	682,762
144A 9.25% 4/15/25 #	570,000	628,393

Tms International Holding 144A 7.25% 8/15/25 #	560,000	525,700
United Rentals North America
3.875% 2/15/31	880,000	894,850
5.25% 1/15/30	950,000	1,038,469
		9,581,830
Technology & Electronics — 5.16%
Banff Merger Sub 144A 9.75% 9/1/26 #	1,025,000	1,084,963
Black Knight InfoServ 144A 3.625% 9/1/28 #	805,000	815,063
BY Crown Parent
144A 4.25% 1/31/26 #	825,000	840,984
144A 7.375% 10/15/24 #	1,638,000	1,668,541

Camelot Finance 144A 4.50% 11/1/26 #	855,000	876,238
CommScope Technologies 144A 5.00% 3/15/27 #	847,000	814,708
Microchip Technology 144A 4.25% 9/1/25 #	1,365,000	1,417,810

4    NQ-VIP-876 [9/20] 11/20 (1399562)

	Principal amount°	Value (US $)

Corporate Bonds (continued)
Technology & Electronics (continued)

Open Text Holdings 144A 4.125% 2/15/30 #	905,000	$932,403
SS&C Technologies 144A 5.50% 9/30/27 #	1,024,000	1,089,505
		9,540,215
Transportation — 1.88%
Delta Air Lines
144A 7.00% 5/1/25 #	865,000	950,925
7.375% 1/15/26	850,000	892,254

Mileage Plus Holdings 144A 6.50% 6/20/27 #	595,000	621,031
Southwest Airlines 5.125% 6/15/27	510,000	556,577
Spirit Loyalty Cayman 144A 8.00% 9/20/25 #	425,000	450,827
		3,471,614
Utilities — 2.30%
Calpine
144A 4.625% 2/1/29 #	170,000	170,106
144A 5.00% 2/1/31 #	1,005,000	1,026,281

PG&E 5.25% 7/1/30	1,870,000	1,811,563
Vistra Operations
144A 5.50% 9/1/26 #	570,000	595,650
144A 5.625% 2/15/27 #	605,000	639,279
		4,242,879
Total Corporate Bonds (cost $159,533,772)		162,799,514

Loan Agreements — 8.80%
Air Medical Group Holdings 4.25% (LIBOR03M + 3.25%) 4/28/22 •	765,561	763,886
Applied Systems 2nd Lien 8.00% (LIBOR03M + 7.00%) 9/19/25 •	1,940,398	1,971,930
Apro 5.00% (LIBOR01M + 4.00%) 11/14/26 •	409,792	405,694
Blue Ribbon 1st Lien 5.00% (LIBOR01M + 4.00%) 11/15/21 •	357,005	331,568
Boxer Parent 4.397% (LIBOR01M + 4.25%) 10/2/25 •	281,563	274,067
	Principal amount°	Value (US $)

Loan Agreements (continued)
BW Gas & Convenience Holdings 6.40% (LIBOR01M + 6.25%) 11/18/24 •	942,643	$947,945
BWay Holding 3.523% (LIBOR03M + 3.25%) 4/3/24 •	591,941	560,309
Carnival 8.50% (LIBOR01M + 7.50%) 6/30/25 •	578,550	586,746
Endo International 5.00% (LIBOR06M + 4.25%) 4/29/24 •	498,711	477,961
Epicor Software 2nd Lien 8.75% (LIBOR01M + 7.75%) 7/31/28 •	725,600	747,368
Granite US Holdings Tranche B 5.47% (LIBOR03M + 5.25%) 9/30/26 •	952,709	905,074
Hamilton Projects Acquiror 5.75% (LIBOR03M + 4.75%) 6/17/27 •	967,575	963,947
Informatica 2nd Lien 7.125% (LIBOR03M + 7.125%) 2/14/25 •	1,046,000	1,065,613
LCPR Loan Financing 5.152% (LIBOR01M + 5.00%) 10/15/26 •	396,000	396,990
Logmein 1st Lien 4.906% (LIBOR03M + 4.75%) 8/31/27 •	685,000	663,308
Merrill Communications Tranche B 1st Lien 6.195% (LIBOR03M + 5.00%) 10/5/26 •	729,488	718,089
Stars Group Holdings 3.72% (LIBOR03M + 3.50%) 7/10/25 •	544,352	545,146
Surgery Center Holdings 4.25% (LIBOR01M + 3.25%) 9/2/24 •	503,045	477,173
Terrier Media Buyer 4.397% (LIBOR01M + 4.25%) 12/17/26 •	991,508	969,446
Ultimate Software Group 2nd Lien 7.50% (LIBOR03M + 6.75%) 5/3/27 •	1,320,000	1,351,350
NQ-VIP-876 [9/20] 11/20 (1399562)    5

Schedule of investments
Delaware VIP® Trust  —  Delaware VIP High Yield Series
	Principal amount°	Value (US $)

Loan Agreements (continued)
Vantage Specialty Chemicals 2nd Lien 9.25% (LIBOR03M + 8.25%) 10/26/25 •	570,000	$441,869
Verscend Holding Tranche B 4.647% (LIBOR01M + 4.50%) 8/27/25 •	706,023	702,199
Total Loan Agreements (cost $16,194,353)		16,267,678
	Number of shares
Common Stock — 0.00%
Communications — 0.00%
Verizon Communications	0	0
		0
Media — 0.00%
Century Communications =, †	2,820,000	0
		0
Total Common Stock (cost $85,371)		0

Short-Term Investments — 2.01%
Money Market Mutual Funds — 2.01%
BlackRock FedFund – Institutional Shares (seven-day effective yield 0.00%)	929,758	929,758
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 0.01%)	929,758	929,758
GS Financial Square Government Fund – Institutional Shares (seven-day effective yield 0.00%)	929,758	929,758
Morgan Stanley Government Portfolio – Institutional Share Class (seven-day effective yield 0.00%)	929,758	929,758
Total Short-Term Investments (cost $3,719,032)		3,719,032

Total Value of Securities—99.05% (cost $179,777,647)		183,030,603
Value (US $)

Receivables and Other Assets Net of Liabilities—0.95%	$1,747,921
Net Assets Applicable to 38,448,094 Shares Outstanding—100.00%	$184,778,524
°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.
μ	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at September 30, 2020. Rate will reset at a future date.
ψ	No contractual maturity date.
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At September 30, 2020, the aggregate value of Rule 144A securities was $101,847,398, which represents 55.12% of the Series' net assets.
*	PIK. 100% of the income received was in the form of both cash and principal.
‡	Non-income producing security. Security is currently in default.
•	Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at September 30, 2020. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their description above. The reference rate descriptions (i.e. LIBOR03M, LIBOR06M, etc.) used in this report are identical for different securities, but the underlying reference rates may differ due to the timing of the reset period. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their description above.
=	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security.
†	Non-income producing security.
Summary of abbreviations:
DAC – Designated Activity Company
GS – Goldman Sachs
LIBOR – London interbank offered rate
LIBOR01M – ICE LIBOR USD 1 Month
LIBOR03M – ICE LIBOR USD 3 Month
LIBOR06M – ICE LIBOR USD 6 Month
PIK – Payment-in-kind

6    NQ-VIP-876 [9/20] 11/20 (1399562)